Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document Information Line Items
Entity Registrant Name	BCTG Acquisition Corp.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	This amendment No. 3 to the Registration Statement on Form S-4 is being filed solely to include certain exhibits to the Registration Statement as indicated in the Exhibit Index contained in Part II of the Registration Statement.
Entity Central Index Key	0001819133
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE